STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Operating Expenses
Research and development	$ 2,753,966
General and administrative	3,397,169
Total operating expenses	6,151,135
Operating loss	(6,151,135)
Other income (expense)
Change in fair value of derivative liabilities	(867,000)
Change in fair value of warrant liability	(6,109)
Grant income	278,333
Loss on sale of equipment	(3,082)
Interest expense	(95,070)
Interest income	664
Total other income (expense)	(692,264)
Net loss	$ (6,843,399)
Weighted-average common shares outstanding, basic | shares	8,425,880
Weighted-average common shares outstanding, diluted | shares	8,425,880
Net earnings (loss) per share attributable to common stockholders, basic | $ / shares	$ (0.81)
Net loss per share, diluted | $ / shares	$ (0.81)